EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2014	2013	2012
Numerator
Net income	$65,000	$48,349	$67,303

Denominator
Basic earnings per common share - weighted average shares	58,662,836	57,270,233	57,876,685
Effect of dilutive securities
Employee stock awards	589,157	692,050	873,293
Warrants	140,674	110,771	118,814
Diluted earnings per common share - adjusted weighted average shares	59,392,667	58,073,054	58,868,792

Earnings per share available to common shareholders
Basic	$1.11	$0.84	$1.16
Diluted	$1.09	$0.83	$1.14

Warrants to purchase 465,117 shares of the Company's common stock were outstanding as of December 31, 2014, 2013 and 2012, respectively. These warrants, each representing the right to purchase one share of common stock, no par value per share, have an exercise price of $12.12 and expire on December 23, 2018.

Stock options and warrants, with an exercise price greater than the average market price of the common shares, were not included in the computation of net income per diluted share as they would have been anti-dilutive.  These out-of-the-money options were 20,626, 215,452 and 1,092,253 at December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2014, 2013, and 2012, no preferred shares were issued or outstanding.